Fund Holdings
September 30, 2024
Our Funds
Daily Income Fund (HDIXX)
Short-Term Government Securities Fund (HOSGX)
Short-Term Bond Fund (HOSBX)
Intermediate Bond Fund (HOIBX)
Stock Index Fund (HSTIX)
Value Fund (HOVLX)
Growth Fund (HNASX)
International Equity Fund (HISIX)
Small-Company Stock Fund (HSCSX)

Portfolio of Investments
Daily Income Fund  |  September 30, 2024  |  (Unaudited)

U.S. Government & Agency Obligations | 91.7% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Federal Farm Credit Bank	5.13%(a)	11/22/24	$4,000,000	$4,000,000
Federal Farm Credit Bank	5.12(a)	12/18/24	1,000,000	1,000,000
Federal Farm Credit Bank	5.13(a)	12/30/24	500,000	500,000
Federal Farm Credit Bank	5.14(a)	03/07/25	2,000,000	2,000,000
Federal Farm Credit Bank	5.09(a)	05/13/25	2,000,000	2,000,000
Federal Farm Credit Bank	5.17(a)	05/28/25	500,000	500,000
Federal Farm Credit Bank	5.17(a)	05/30/25	1,000,000	1,000,000
Federal Farm Credit Bank	5.10(a)	07/18/25	1,000,000	1,000,000
Federal Farm Credit Bank	5.18(a)	08/13/25	750,000	750,000
Federal Farm Credit Bank	5.19(a)	08/22/25	500,000	500,000
Federal Farm Credit Bank	5.21(a)	11/28/25	500,000	500,000
Federal Farm Credit Bank	5.21(a)	12/01/25	500,000	500,000
Federal Farm Credit Bank	5.20(a)	12/15/25	1,000,000	1,000,000
Federal Farm Credit Bank	5.20(a)	01/12/26	500,000	500,000
Federal Farm Credit Bank	5.20(a)	01/29/26	500,000	500,000
Federal Farm Credit Bank	5.14(a)	02/02/26	1,500,000	1,500,000
Federal Farm Credit Bank	5.14(a)	02/12/26	1,000,000	1,000,000
Federal Farm Credit Bank	5.17(a)	03/12/26	1,000,000	1,000,000
Federal Farm Credit Bank	5.14(a)	05/21/26	500,000	500,000
Federal Farm Credit Bank	5.15(a)	06/03/26	1,000,000	1,000,000
Federal Farm Credit Bank	5.19(a)	08/26/26	500,000	500,000
Federal Farm Credit Bank	5.19(a)	09/04/26	2,000,000	2,000,000
Federal Farm Credit Bank	5.19(a)	09/09/26	250,000	250,000
Federal Home Loan Bank	5.00	02/10/17	1,000,000	982,547
Federal Home Loan Bank	5.27	11/01/24	2,000,000	1,991,354
Federal Home Loan Bank	5.17(a)	01/03/25	1,300,000	1,299,995
Federal Home Loan Bank	5.03	01/10/25	1,500,000	1,500,000
Federal Home Loan Bank	5.18(a)	03/24/25	1,200,000	1,199,943
Federal Home Loan Bank	5.19(a)	07/24/25	1,000,000	1,000,000
Federal Home Loan Bank	5.21(a)	08/08/25	770,000	769,952
Federal Home Loan Bank	5.19(a)	08/22/25	500,000	500,000
Federal Home Loan Bank	5.13(a)	09/19/25	1,000,000	1,000,000
Federal Home Loan Bank	5.20(a)	12/08/25	2,000,000	2,000,000
Federal Home Loan Bank	5.20(a)	12/11/25	750,000	750,000
Federal Home Loan Bank	5.24(a)	01/14/26	500,000	500,000
Federal Home Loan Bank	5.18(a)	02/09/26	500,000	500,000
Federal Home Loan Bank	5.15(a)	05/13/26	500,000	500,000
Federal Home Loan Bank	5.19(a)	09/24/26	1,000,000	1,000,000
Federal Home Loan Mortgage Corp.	5.15(a)	02/09/26	1,500,000	1,500,000
Federal Home Loan Mortgage Corp.	5.19(a)	09/04/26	500,000	500,000
Federal National Mortgage Assoc.	5.15(a)	06/18/26	500,000	500,000
Federal National Mortgage Assoc.	5.19(a)	08/21/26	1,500,000	1,500,000
Federal National Mortgage Assoc.	5.19(a)	09/11/26	500,000	500,000
U.S. Treasury Bill	5.31	10/01/24	21,000,000	21,000,000
U.S. Treasury Bill	5.30	10/03/24	1,000,000	999,712
U.S. Treasury Bill	5.24	10/08/24	11,000,000	10,989,006
U.S. Treasury Bill	5.16	10/15/24	26,600,000	26,547,039
U.S. Treasury Bill	5.24	10/22/24	10,000,000	9,970,104
U.S. Treasury Bill	5.07	10/29/24	15,000,000	14,942,056
U.S. Treasury Bill	5.30	10/31/24	3,000,000	2,987,137
U.S. Treasury Bill	5.15	11/05/24	10,000,000	9,951,000
U.S. Treasury Bill	5.10	11/12/24	10,000,000	9,941,783
U.S. Treasury Bill	4.95	11/26/24	8,000,000	7,939,963
U.S. Treasury Bill	5.07	11/29/24	2,250,000	2,232,296
U.S. Treasury Bill	5.04	12/05/24	1,000,000	991,126
U.S. Treasury Bill	5.14	12/10/24	1,500,000	1,485,446
U.S. Treasury Bill	5.13	12/17/24	2,000,000	1,978,697

Portfolio of Investments  |  Daily Income Fund  |  September 30, 2024  |  (Unaudited)  |
(Continued)
U.S. Government & Agency Obligations | 91.7% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
U.S. Treasury Bill	5.07%	12/24/24	$1,500,000	$1,482,780
U.S. Treasury Bill	4.76	12/26/24	4,000,000	3,956,355
U.S. Treasury Bill	5.07	01/02/25	3,000,000	2,962,340
U.S. Treasury Bill	5.29	01/09/25	2,000,000	1,971,778
U.S. Treasury Bill	4.88	01/14/25	2,500,000	2,465,435
U.S. Treasury Bill	5.18	01/16/25	1,500,000	1,477,775
U.S. Treasury Bill	4.98	01/23/25	3,500,000	3,447,354
U.S. Treasury Bill	4.56	01/28/25	1,000,000	985,348
U.S. Treasury Bill	5.13	01/30/25	3,000,000	2,950,289
U.S. Treasury Bill	4.98	02/13/25	500,000	491,009
U.S. Treasury Bill	4.97	02/20/25	2,000,000	1,962,370
U.S. Treasury Bill	4.87	02/27/25	5,000,000	4,903,046
U.S. Treasury Bill	4.82	03/06/25	2,000,000	1,959,743
U.S. Treasury Bill	4.70	03/13/25	1,000,000	979,489
U.S. Treasury Bill	4.71	03/20/25	1,750,000	1,712,618
U.S. Treasury Bill	4.42	03/27/25	1,000,000	979,006
U.S. Treasury Bill	5.06	04/17/25	2,000,000	1,946,672
U.S. Treasury Bill	5.19	05/15/25	500,000	484,519
U.S. Treasury Bill	5.02	07/10/25	1,500,000	1,443,894
U.S. Treasury Note	1.50	10/31/24	3,500,000	3,490,294
U.S. Treasury Note	0.75	11/15/24	1,500,000	1,492,244
U.S. Treasury Note	2.25	11/15/24	2,000,000	1,993,152
U.S. Treasury Note	4.75(a)	01/31/25	3,000,000	2,999,586
Total U.S. Government & Agency Obligations
(Cost $214,486,252)				214,486,252
Money Market Fund | 1.9% of portfolio
			Shares
State Street Institutional U.S. Government Money Market Fund Premier Class	4.95(b)		4,462,750	4,462,750
Total Money Market Fund
(Cost $4,462,750)				4,462,750
Repurchase Agreements | 6.4%
			Repurchase Amount
Credit Agricole Corporate & Investment Bank SA, dated 10/02/24, repurchase value $6,819,373 (collateralized by domestic agency mortgage-backed securities at $5,104,800, 3.5%, 09/20/2051)	4.84	04/30/26	5,000,000	5,000,000
Toronto-Dominion Bank, dated 10/03/24, repurchase value $11,178,000 (collateralized by domestic agency mortgage-backed securities at $10,209,737, 4.25%, 09/15/2065)	4.85	10/02/24	10,000,000	10,000,000
Total Repurchase Agreements (Cost $15,000,000)				15,000,000
Total Investments in Securities (excluding Repurchase Agreements)
(Cost $233,949,002) | 100.0%				$233,949,002
(a)	Variable coupon rate as of September 30, 2024.
(b)	7-day yield at September 30, 2024.
SA -Sociedad Anonima or Societe Anonyme

Portfolio of Investments  |  Daily Income Fund  |  September 30, 2024  |  (Unaudited)  |
(Continued)
At September 30, 2024, the cost of investment securities for tax purposes was $233,949,002. There were no unrealized gains or losses.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Daily Income Fund	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$ —	$214,486,252	$ —	$214,486,252
Repurchase Agreements	—	15,000,000	—	15,000,000
Money Market Fund	4,462,750	—	—	4,462,750
Total	$4,462,750	$229,486,252	$ —	$233,949,002

Portfolio of Investments
Short-Term Government Securities Fund  |  September 30, 2024  |  (Unaudited)

U.S. Government & Agency Obligations | 47.3% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Export-Import Bank of the U.S.	1.58%	11/16/24	$12,063	$12,010
Export-Import Bank of the U.S.	2.54	07/13/25	47,858	47,459
Export-Import Bank of the U.S.	2.63	04/29/26	72,916	71,682
Export-Import Bank of the U.S.	2.33	01/14/27	112,500	107,518
Export-Import Bank of the U.S.	2.37	03/19/27	337,555	327,939
Federal Farm Credit Banks Funding Corp.	2.25	01/14/30	150,000	138,368
U.S. Department of Housing & Urban Development	5.77	08/01/26	46,000	46,176
U.S. International Development Finance Corp.	0.00(a)	07/17/25	1,000,000	997,328
U.S. International Development Finance Corp.	0.00(a)	01/17/26	700,000	761,423
U.S. International Development Finance Corp.	1.11	05/15/29	678,571	633,231
U.S. International Development Finance Corp.	2.36	10/15/29	1,304,821	1,249,041
U.S. International Development Finance Corp.	1.05	10/15/29	1,304,821	1,207,032
U.S. International Development Finance Corp.	1.24	08/15/31	1,135,135	1,031,695
U.S. Treasury Note	3.75	08/31/26	4,320,000	4,326,244
U.S. Treasury Note	3.38	09/15/27	11,680,000	11,620,688
U.S. Treasury Note	3.63	08/31/29	5,875,000	5,892,441
U.S. Treasury Note	3.50	09/30/29	325,000	324,049
Total U.S. Government & Agency Obligations
(Cost $29,069,269)				28,794,324

Mortgage-Backed Securities | 30.6% of portfolio

GNMA 14-125	2.90(b)	11/16/54	750,000	683,636
GNMA 21-8	1.00	01/20/50	454,497	359,299
GNMA 22-177	5.00	05/20/48	1,163,052	1,183,041
GNMA 23-128	5.75	08/20/47	544,695	550,179
GNMA 23-22EA	5.00	09/20/49	699,673	705,522
GNMA 23-22EC	5.00	01/20/51	549,608	556,096
GNMA 23-4	5.00	07/20/49	383,926	385,935
GNMA 23-59	5.00	11/20/41	465,399	467,885
GNMA 23-84KA	5.50	06/20/42	260,652	263,659
GNMA 24-1	5.50	08/20/48	886,591	895,423
GNMA 24-103	4.50	06/20/54	743,301	733,607
GNMA 24-11	5.00	09/20/50	469,622	469,914
GNMA 24-110	4.50	07/20/50	747,888	744,090
GNMA 24-111	5.00	08/20/51	497,499	500,457
GNMA 24-43	5.50	08/20/48	1,336,344	1,347,662
GNMA 24-51	5.00	04/20/62	295,626	297,796
GNMA 24-59	5.50	01/20/51	673,134	681,413
GNMA 24-79	4.00	01/20/49	948,832	938,100
GNMA 786428	4.00	06/20/52	954,586	910,971
GNMA 786576	4.50	09/20/52	187,133	182,906
GNMA 787194	7.50	12/20/53	179,167	184,288
GNMA 787238	7.50	02/20/54	927,505	954,016
GNMA 787291	7.50	03/20/54	1,229,452	1,265,042
GNMA 787343	7.50	04/20/54	739,297	760,698
GNMA CK0445	4.00	02/15/52	303,415	294,752
GNMA CV1215	7.00	07/20/53	90,728	92,965
GNMA CW8493	8.00	11/20/53	83,059	87,001
GNMA CW8495	7.50	11/20/53	149,224	153,464
GNMA CZ5438	7.00	01/20/54	806,011	826,236
GNMA II POOL 786948	7.00	09/20/53	144,329	147,972
GNMA MA8017	2.50	05/20/37	546,165	509,972
GNMA MA8880	6.00	05/20/53	82,489	84,378
GNMA MA8917	5.00	06/20/38	419,781	423,824
Total Mortgage-Backed Securities
(Cost $18,513,388)				18,642,199

Portfolio of Investments  |  Short-Term Government Securities Fund  |  September 30, 2024  |
(Unaudited)  |  (Continued)
Corporate Bonds Guaranteed by Export-Import Bank of the United States | 8.4% of portfolio
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Consumer Discretionary | Less than 0.1%
Ethiopian Leasing (2012) LLC	2.68%	07/30/25	$19,435	$19,281
Total Consumer Discretionary				19,281
Energy | 4.2%
Petroleos Mexicanos	2.38	04/15/25	162,100	159,355
Petroleos Mexicanos	2.46	12/15/25	260,250	249,763
Reliance Industries Ltd.	2.06	01/15/26	811,200	795,561
Reliance Industries Ltd.	1.87	01/15/26	1,045,263	1,024,346
Reliance Industries Ltd.	2.44	01/15/26	328,421	323,123
Total Energy				2,552,148
Financials | 4.2%
CES MU2 LLC	1.99	05/13/27	922,187	889,519
Durrah MSN 35603	1.68	01/22/25	95,239	94,672
Export Lease Eleven Co. LLC	5.80(b)	07/30/25	19,242	19,269
HNA 2015 LLC	2.29	06/30/27	135,635	130,812
HNA 2015 LLC	2.37	09/18/27	82,845	79,907
KE Export Leasing 2013-A LLC	5.59(b)	02/25/25	313,701	313,980
Lulwa Ltd.	1.89	02/15/25	190,491	189,059
Lulwa Ltd.	1.83	03/26/25	60,142	59,502
MSN 41079 and 41084 Ltd.	1.63	12/14/24	45,437	45,126
Penta Aircraft Leasing 2013 LLC	1.69	04/29/25	133,635	132,121
Rimon LLC	2.45	11/01/25	56,250	55,558
Salmon River Export LLC	2.19	09/15/26	285,528	279,053
Sandalwood 2013 LLC	2.84	07/10/25	76,420	75,827
Sandalwood 2013 LLC	2.82	02/12/26	129,445	127,586
Santa Rosa Leasing LLC	1.47	11/03/24	22,862	22,786
Total Financials				2,514,777
Total Corporate Bonds Guaranteed by Export-Import Bank of the United States
(Cost $5,206,664)				5,086,206

Corporate Bonds–Other | 3.9% of portfolio

Consumer Discretionary | 0.2%
United Airlines 2019-2AA PT	2.70	05/01/32	161,589	144,199
Total Consumer Discretionary				144,199
Financials | 2.1%
American Express Co.	5.10(b)	02/16/28	200,000	203,836
Athene Global Funding (c)	5.52	03/25/27	200,000	204,744
Blue Owl Credit Income Corp.	3.13	09/23/26	250,000	238,550
Discover Bank	4.65	09/13/28	250,000	250,069
Goldman Sachs Bank USA	5.41(b)	05/21/27	250,000	254,047
J.P. Morgan Chase & Co.	1.04(b)	02/04/27	100,000	95,605
Total Financials				1,246,851
Information Technology | 0.3%
Amphenol Corp.	4.75	03/30/26	200,000	201,417
Total Information Technology				201,417

Portfolio of Investments  |  Short-Term Government Securities Fund  |  September 30, 2024  |
(Unaudited)  |  (Continued)
Corporate Bonds–Other | 3.9% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Real Estate | 0.4%
Realty Income Corp.	2.10%	03/15/28	$250,000	$232,539
Total Real Estate				232,539
Utilities | 0.9%
American Water Capital Corp.	2.80	05/01/30	200,000	185,573
Metropolitan Edison Co. (c)	5.20	04/01/28	150,000	153,670
PacifiCorp	5.10	02/15/29	200,000	206,590
Total Utilities				545,833
Total Corporate Bonds–Other
(Cost $2,333,900)				2,370,839
Asset-Backed Securities | 3.0% of portfolio

Avant Loans Funding Trust 22-REV1 (c)	6.54	09/15/31	27,017	27,028
Chase Auto Owner Trust 24-2A (c)	5.52	06/25/29	150,000	153,957
First Investors Auto Owner Trust 21-2A (c)	0.48	03/15/27	447	446
Frontier Issuer 23-1A (c)	6.60	08/20/53	450,000	462,478
GLS Auto Select Receivables Trust 24-1A (c)	5.24	03/15/30	211,545	213,161
Gracie Point International Funding 23-2A (c)	7.62(b)	03/01/27	39,870	39,970
LAD Auto Receivables Trust 23-2 (c)	5.93	06/15/27	35,193	35,296
Oasis Securitisation 23-1A (c)	7.00	02/15/35	80,402	80,633
Santander Drive Auto Receivables Trust 22-5	4.43	03/15/27	80,119	79,973
Santander Drive Auto Receivables Trust 28	5.25	04/17/28	100,000	100,776
Subway Funding LLC 24-1A (c)	6.03	07/30/54	150,000	154,760
T-Mobile US Trust 22-1A (c)	4.91	05/22/28	150,000	150,070
Westgate Resorts 22-1A (c)	2.29	08/20/36	99,131	96,393
Westlake Automobile Receivables Trust 24-1A (c)	5.55	11/15/27	250,000	253,608
Total Asset-Backed Securities
(Cost $1,806,318)				1,848,549
Money Market Fund | 6.8% of portfolio
			Shares
State Street Institutional U.S. Government Money Market Fund Premier Class	4.95(d)		4,115,936	4,115,936
Total Money Market Fund
(Cost $4,115,936)				4,115,936
Total Investments in Securities
(Cost $61,045,475) | 100.0%				$60,858,053
(a)	Zero coupon rate, purchased at a discount.
(b)	Variable coupon rate as of September 30, 2024.
(c)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $2,026,214 and represents 3.3% of total investments.
(d)	7-day yield at September 30, 2024.
LLC -Limited Liability Company
At September 30, 2024, the cost of investment securities for tax purposes was $61,045,475. Net unrealized depreciation of investment securities was $187,422 consisting of unrealized gains of $414,206 and unrealized losses of $601,628.

Portfolio of Investments  |  Short-Term Government Securities Fund  |  September 30, 2024  |
(Unaudited)  |  (Continued)
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Short-Term Government Securities Fund	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$ —	$28,794,324	$ —	$28,794,324
Mortgage-Backed Securities	—	18,642,199	—	18,642,199
Corporate Bonds Guaranteed by Export-Import Bank of the United States	—	5,086,206	—	5,086,206
Corporate Bonds–Other	—	2,370,839	—	2,370,839
Asset-Backed Securities	—	1,848,549	—	1,848,549
Money Market Fund	4,115,936	—	—	4,115,936
Total	$4,115,936	$56,742,117	$ —	$60,858,053

Portfolio of Investments
Short-Term Bond Fund  |  September 30, 2024  |  (Unaudited)

Corporate Bonds–Other | 35.8% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Communication Services | 0.8%
Comcast Corp.	4.55%	01/15/29	$500,000	$508,713
Meta Platforms Inc.	4.30	08/15/29	880,000	893,566
Sprint Spectrum Co. LLC (a)	4.74	03/20/25	250,000	249,346
T-Mobile USA Inc.	4.80	07/15/28	910,000	927,214
Warnermedia Holdings Inc.	3.76	03/15/27	1,355,000	1,310,214
Total Communication Services				3,889,053
Consumer Discretionary | 6.2%
BMW US Capital LLC (a)	4.65	08/13/26	1,910,000	1,927,447
BMW US Capital LLC (a)	4.60	08/13/27	2,195,000	2,219,515
Daimler Trucks Financial N.A. LLC (a)	5.15	01/16/26	1,000,000	1,008,613
Daimler Trucks Financial N.A. LLC (a)	5.00	01/15/27	915,000	928,767
Daimler Trucks Financial N.A. LLC (a)	5.13	09/25/27	1,110,000	1,135,036
Daimler Trucks Financial N.A. LLC (a)	5.13	09/25/29	890,000	913,111
Ford Motor Credit Co. LLC	4.27	01/09/27	915,000	898,981
Ford Motor Credit Co. LLC	2.90	02/10/29	883,000	801,513
Hyundai Capital America (a)	5.50	03/30/26	1,365,000	1,385,227
Hyundai Capital America (a)	5.30	03/19/27	745,000	760,548
Hyundai Capital America (a)	4.30	09/24/27	1,160,000	1,157,382
Hyundai Capital America (a)	5.60	03/30/28	1,035,000	1,069,205
Hyundai Capital America (a)	5.35	03/19/29	465,000	479,022
Hyundai Capital America (a)	5.80	04/01/30	1,360,000	1,432,465
Marriott International Inc.	4.90	04/15/29	500,000	510,235
Nissan Motor Acceptance Corp. (a)	2.45	09/15/28	1,365,000	1,218,395
Ross Stores Inc.	0.88	04/15/26	1,730,000	1,641,350
Toyota Motor Credit Corp.	4.55	08/09/29	440,000	447,067
United Airlines 2019-2AA PT	2.70	05/01/32	3,175,218	2,833,512
US Airways 2012 2A PTT	4.63	06/03/25	911,995	908,270
US Airways 2013 1A PTT	3.95	11/15/25	2,090,115	2,063,263
Volkswagen Group of America Finance LLC (a)	4.90	08/14/26	440,000	442,598
Volkswagen Group of America Finance LLC (a)	5.30	03/22/27	930,000	947,098
Volkswagen Group of America Finance LLC (a)	4.85	08/15/27	440,000	443,556
Volkswagen Group of America Finance LLC (a)	5.25	03/22/29	1,395,000	1,424,209
Total Consumer Discretionary				28,996,385
Consumer Staples | 3.0%
7-Eleven, Inc. (a)	0.95	02/10/26	800,000	763,493
Altria Group Inc.	6.20	11/01/28	1,395,000	1,485,100
Bimbo Bakeries USA Inc. (a)	6.05	01/15/29	695,000	734,388
Bunge Limited Finance Corp.	4.10	01/07/28	875,000	874,586
Campbell Soup Co.	5.20	03/21/29	910,000	942,494
JBS USA Food Co.	2.50	01/15/27	3,364,000	3,218,433
Kenvue Inc.	5.05	03/22/28	465,000	481,170
Philip Morris International Inc.	4.75	02/12/27	1,195,000	1,213,892
Philip Morris International Inc.	5.13	11/17/27	805,000	828,877
Philip Morris International Inc.	4.88	02/15/28	1,060,000	1,083,640
Philip Morris International Inc.	4.88	02/13/29	2,275,000	2,332,515
Total Consumer Staples				13,958,588
Energy | 1.8%
Cheniere Corpus Christi Holdings LLC	5.13	06/30/27	2,000,000	2,033,145
Marathon Oil Corp.	4.40	07/15/27	1,277,000	1,278,547
Phillips 66 Co.	1.30	02/15/26	1,500,000	1,441,075
Phillips 66 Co.	4.95	12/01/27	1,780,000	1,821,550

Portfolio of Investments  |  Short-Term Bond Fund  |  September 30, 2024  |  (Unaudited)  |
(Continued)
Corporate Bonds–Other | 35.8% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Energy | 1.8% (Continued)
Targa Resources Corp.	5.20%	07/01/27	$1,670,000	$1,708,264
Total Energy				8,282,581
Financials | 14.1%
American Express Co.	5.10(b)	02/16/28	1,750,000	1,783,565
Antares Holdings LP (a)	3.95	07/15/26	335,000	325,705
Antares Holdings LP (a)	2.75	01/15/27	1,000,000	936,475
Athene Global Funding (a)	5.62	05/08/26	890,000	903,956
Athene Global Funding (a)	5.52	03/25/27	1,960,000	2,006,491
Athene Global Funding (a)	5.58	01/09/29	805,000	833,632
Bank of America Corp.	4.95(b)	07/22/28	1,955,000	1,989,359
Bank of America Corp.	6.20(b)	11/10/28	565,000	596,393
Blue Owl Capital Corp. III	3.13	04/13/27	888,000	839,650
Blue Owl Credit Income Corp.	3.13	09/23/26	2,135,000	2,037,215
Blue Owl Credit Income Corp. (a)	5.80	03/15/30	1,300,000	1,287,633
Citigroup Inc.	7.00	12/01/25	2,000,000	2,054,863
Citigroup Inc.	5.17(b)	02/13/30	2,290,000	2,352,381
CNO Global Funding (a)	4.95	09/09/29	440,000	441,615
Discover Bank	4.65	09/13/28	1,110,000	1,110,305
F&G Global Funding (a)	1.75	06/30/26	2,500,000	2,368,991
Fifth Third Bancorp	6.34(b)	07/27/29	1,000,000	1,062,927
GA Global Funding Trust (a)	2.25	01/06/27	2,370,000	2,256,358
General Motors Financial Co., Inc.	5.40	04/06/26	465,000	470,622
Goldman Sachs Bank USA	5.41(b)	05/21/27	1,230,000	1,249,910
Goldman Sachs Group, Inc.	2.64(b)	02/24/28	930,000	893,904
Goldman Sachs Group, Inc.	3.62(b)	03/15/28	2,857,000	2,810,828
Goldman Sachs Group, Inc.	5.73(b)	04/25/30	1,340,000	1,408,277
J.P. Morgan Chase & Co.	1.04(b)	02/04/27	910,000	870,007
J.P. Morgan Chase & Co.	5.04(b)	01/23/28	915,000	930,305
J.P. Morgan Chase & Co.	5.57(b)	04/22/28	2,235,000	2,304,440
J.P. Morgan Chase & Co.	4.85(b)	07/25/28	890,000	905,520
J.P. Morgan Chase & Co.	6.09(b)	10/23/29	820,000	874,146
M&T Bank Corp.	7.41(b)	10/30/29	1,800,000	1,971,666
Manufacturers and Traders Trust Co.	4.65	01/27/26	1,040,000	1,039,167
Morgan Stanley	3.13	07/27/26	925,000	908,520
Morgan Stanley	1.51(b)	07/20/27	865,000	822,586
Morgan Stanley	5.45(b)	07/20/29	1,390,000	1,444,346
Morgan Stanley Bank N.A.	4.95(b)	01/14/28	3,435,000	3,486,804
Morgan Stanley Direct Lending Fund (a)	6.15	05/17/29	445,000	450,838
Owl Rock Technology Finance Corp.	2.50	01/15/27	632,000	587,931
Pacific Life Global Funding II (a)	5.50	07/18/28	1,385,000	1,441,877
PNC Financial Services Group Inc. (The)	5.30(b)	01/21/28	1,380,000	1,412,208
PNC Financial Services Group Inc. (The)	5.58(b)	06/12/29	465,000	484,009
Principal Life Global Funding II (a)	5.00	01/16/27	915,000	931,821
Regions Financial Corp.	5.72(b)	06/06/30	1,090,000	1,129,163
Santander Holdings USA, Inc.	2.49(b)	01/06/28	1,000,000	947,881
Santander Holdings USA, Inc.	6.50(b)	03/09/29	460,000	481,699
SCE Recovery Funding LLC	0.86	11/15/31	1,359,033	1,209,918
Truist Financial Corp.	6.05(b)	06/08/27	925,000	949,181
Truist Financial Corp.	5.44(b)	01/24/30	2,440,000	2,525,547
Wells Fargo & Co.	3.53(b)	03/24/28	915,000	897,674
Wells Fargo & Co.	5.71(b)	04/22/28	1,105,000	1,141,012
Wells Fargo & Co.	4.81(b)	07/25/28	2,140,000	2,164,991
Wells Fargo & Co.	6.30(b)	10/23/29	465,000	497,529

Portfolio of Investments  |  Short-Term Bond Fund  |  September 30, 2024  |  (Unaudited)  |
(Continued)
Corporate Bonds–Other | 35.8% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Financials | 14.1% (Continued)
Wells Fargo & Co.	2.57%(b)	02/11/31	$1,421,000	$1,290,368
Total Financials				66,122,209
Health Care | 1.5%
AbbVie Inc.	4.80	03/15/27	915,000	932,744
AbbVie Inc.	4.80	03/15/29	455,000	468,266
AstraZeneca Finance LLC	4.85	02/26/29	1,365,000	1,407,746
Bayer US Finance LLC (a)	6.25	01/21/29	1,144,000	1,209,332
Medtronic Global Holdings SCA	4.25	03/30/28	925,000	932,804
Pfizer Investment Enterprises Pte Ltd.	4.45	05/19/28	885,000	898,128
Solventum Corp. (a)	5.45	02/25/27	455,000	464,397
Solventum Corp. (a)	5.40	03/01/29	915,000	941,364
Total Health Care				7,254,781
Industrials | 2.8%
Air Lease Corp.	5.30	06/25/26	445,000	452,196
American Airlines Group Inc.	3.60	03/22/29	2,332,508	2,256,960
American Airlines Group Inc.	3.95	01/11/32	820,000	773,528
BNSF Railway Co. (a)	3.44	06/16/28	726,968	701,205
Boeing Co. (The)	2.20	02/04/26	1,900,000	1,829,679
Boeing Co. (The) (a)	6.26	05/01/27	225,000	232,407
Boeing Co. (The) (a)	6.30	05/01/29	225,000	236,720
Delta Air Lines, Inc. (a)	7.00	05/01/25	965,000	975,165
ERAC USA Finance LLC (a)	4.60	05/01/28	925,000	936,860
Federal Express Corp. 20-1	1.88	02/20/34	1,995,932	1,734,618
John Deere Capital Corp.	4.95	07/14/28	915,000	945,365
Regal Rexnord Corp.	6.05	02/15/26	370,000	375,708
Regal Rexnord Corp.	6.05	04/15/28	460,000	478,270
United Rentals (North America) Inc. (a)	6.00	12/15/29	1,105,000	1,140,644
Total Industrials				13,069,325
Information Technology | 0.8%
Amphenol Corp.	4.75	03/30/26	935,000	941,625
Avnet Inc.	6.25	03/15/28	610,000	641,286
Broadcom Inc.	4.15	02/15/28	935,000	934,017
Broadcom Inc.	4.35	02/15/30	1,210,000	1,207,642
Total Information Technology				3,724,570
Materials | 0.8%
Celanese US Holdings LLC	6.17	07/15/27	1,330,000	1,378,154
EIDP Inc.	4.50	05/15/26	1,390,000	1,398,629
Newmont Corp.	5.30	03/15/26	1,000,000	1,013,179
Total Materials				3,789,962
Real Estate | 0.5%
Extra Space Storage LP	5.70	04/01/28	460,000	478,757
Realty Income Corp.	2.10	03/15/28	1,998,000	1,858,448
Total Real Estate				2,337,205
Utilities | 3.5%
American Water Capital Corp.	2.80	05/01/30	2,830,000	2,625,853
CenterPoint Energy Houston Electric LLC	5.20	10/01/28	1,850,000	1,923,345

Portfolio of Investments  |  Short-Term Bond Fund  |  September 30, 2024  |  (Unaudited)  |
(Continued)
Corporate Bonds–Other | 35.8% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Utilities | 3.5% (Continued)
Consumers Energy Co.	4.60%	05/30/29	$456,000	$465,221
DTE Electric Co.	4.85	12/01/26	1,000,000	1,020,016
Exelon Corp.	5.15	03/15/28	830,000	852,887
Florida Power & Light Co.	4.45	05/15/26	465,000	468,424
Florida Power & Light Co.	5.05	04/01/28	625,000	645,043
Florida Power & Light Co.	4.40	05/15/28	465,000	470,546
Metropolitan Edison Co. (a)	5.20	04/01/28	1,330,000	1,362,546
OGE Energy Corp.	5.45	05/15/29	445,000	463,495
Pacific Gas & Electric Co.	4.55	07/01/30	1,390,000	1,379,262
PacifiCorp	5.10	02/15/29	2,305,000	2,380,952
San Diego Gas & Electric Co.	4.95	08/15/28	1,400,000	1,438,555
Southern California Edison Co.	5.30	03/01/28	440,000	455,128
Wisconsin Electric Power Co.	5.00	05/15/29	445,000	461,775
Total Utilities				16,413,048
Total Corporate Bonds–Other
(Cost $165,584,741)				167,837,707
U.S. Government & Agency Obligations | 20.0% of portfolio

Federal Farm Credit Banks Funding Corp.	2.25	01/14/30	1,423,000	1,312,647
U.S. International Development Finance Corp.	0.67(c)	04/23/29	1,230,000	1,237,328
U.S. International Development Finance Corp.	2.36	10/15/29	551,287	527,720
U.S. International Development Finance Corp.	1.05	10/15/29	792,679	733,272
U.S. Treasury Note	3.75	08/31/26	35,990,000	36,042,017
U.S. Treasury Note	3.38	09/15/27	52,276,000	52,010,536
U.S. Treasury Note	3.63	08/31/29	947,000	949,811
U.S. Treasury Note	3.50	09/30/29	1,050,000	1,046,883
Total U.S. Government & Agency Obligations
(Cost $93,833,592)				93,860,214

Mortgage-Backed Securities | 13.3% of portfolio

FHLMC 780754	7.38(b)	08/01/33	422	436
FNMA 813842	7.21(b)	01/01/35	1,328	1,365
GNMA 14-125	2.90(b)	11/16/54	3,625,000	3,304,241
GNMA 21-8	1.00	01/20/50	1,715,877	1,356,472
GNMA 22-177	5.00	05/20/48	4,788,564	4,870,867
GNMA 23-128	5.75	08/20/47	1,947,283	1,966,891
GNMA 23-22EA	5.00	09/20/49	2,671,940	2,694,276
GNMA 23-22EC	5.00	01/20/51	1,359,363	1,375,410
GNMA 23-4	5.00	07/20/49	702,584	706,262
GNMA 23-59	5.00	11/20/41	1,446,616	1,454,344
GNMA 23-84KA	5.50	06/20/42	1,737,677	1,757,724
GNMA 24-1	5.50	08/20/48	6,002,222	6,062,017
GNMA 24-103	4.50	06/20/54	3,587,666	3,540,875
GNMA 24-11	5.00	09/20/50	2,066,337	2,067,623
GNMA 24-110	4.50	07/20/50	1,859,748	1,850,304
GNMA 24-111	5.00	08/20/51	1,313,398	1,321,206
GNMA 24-43	5.50	08/20/48	3,340,860	3,369,154
GNMA 24-51	5.00	04/20/62	1,824,435	1,837,826
GNMA 24-59	5.50	01/20/51	4,921,132	4,981,654
GNMA 24-79	4.00	01/20/49	1,665,200	1,646,366
GNMA 786576	4.50	09/20/52	916,949	896,237
GNMA 787194	7.50	12/20/53	741,752	762,955
GNMA 787238	7.50	02/20/54	2,110,074	2,170,388

Portfolio of Investments  |  Short-Term Bond Fund  |  September 30, 2024  |  (Unaudited)  |
(Continued)
Mortgage-Backed Securities | 13.3% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
GNMA 787291	7.50%	03/20/54	$2,837,574	$2,919,716
GNMA 787343	7.50	04/20/54	1,429,307	1,470,682
GNMA CK0445	4.00	02/15/52	2,127,701	2,066,946
GNMA CV1215	7.00	07/20/53	620,200	635,491
GNMA CW8493	8.00	11/20/53	206,609	216,415
GNMA CW8494	7.50	11/20/53	581,199	597,714
GNMA CW8495	7.50	11/20/53	355,153	365,245
GNMA CZ5438	7.00	01/20/54	1,612,635	1,653,099
GNMA MA8017	2.50	05/20/37	1,350,847	1,261,331
GNMA MA8917	5.00	06/20/38	938,373	947,411
Total Mortgage-Backed Securities
(Cost $61,700,874)				62,128,943

Asset-Backed Securities | 11.3% of portfolio

American Credit Acceptance Receivables Trust 23-4A (a)	6.20	06/14/27	494,266	495,425
Avant Loans Funding Trust 22-REV1 (a)	6.54	09/15/31	594,371	594,605
Avant Loans Funding Trust 24-REV1 (a)	5.92	10/15/33	1,325,000	1,342,354
Carvana Auto Receivables Trust 24-P1 (a)	5.05	04/10/29	1,130,000	1,144,285
Chase Auto Owner Trust 24-2A (a)	5.52	06/25/29	950,000	975,061
Colony American Finance Ltd. 21-2 (a)	1.41	07/15/54	600,929	563,472
CoreVest American Finance 20-4 (a)	1.17	12/15/52	421,261	407,172
CoreVest American Finance 21-1 (a)	1.57	04/15/53	869,848	828,598
CoreVest American Finance 21-3 (a)	2.49	10/15/54	2,480,000	2,356,080
Daimler Trucks Retail Trust 24-1	5.56	07/15/31	1,675,000	1,730,327
Exeter Automobile Receivables Trust 22-1A	2.56	06/15/28	929,587	924,298
First Investors Auto Owner Trust 21-2A (a)	0.48	03/15/27	5,476	5,466
Firstkey Homes Trust 22-SFR2 (a)	4.25	07/17/39	967,891	957,665
Ford Credit Auto Lease Trust 20-A	5.06	05/15/27	930,000	937,096
Frontier Issuer 23-1A (a)	6.60	08/20/53	3,400,000	3,494,279
Frontier Issuer 23-1B (a)	8.30	08/20/53	2,340,000	2,447,338
FRTKL 21-SFR1 (a)	1.57	09/17/38	970,000	912,967
GLS Auto Select Receivables Trust 24-1A (a)	5.24	03/15/30	782,716	788,694
GM Financial Automobile Leasing Trust 24-1	5.09	03/22/27	1,810,000	1,828,135
Gracie Point International Funding 23-2A (a)	7.62(b)	03/01/27	352,850	353,736
Gracie Point International Funding 24-1A (a)	7.07(b)	03/01/28	2,045,000	2,051,845
Honda Auto Receivables Owner Trust 24-1	5.21	08/15/28	3,180,000	3,236,276
John Deere Owner Trust 23-A	5.01	11/15/27	900,000	906,173
John Deere Owner Trust 23-B	5.18	03/15/28	650,000	657,535
LAD Auto Receivables Trust 23-2 (a)	5.93	06/15/27	299,138	300,011
Mercedes-Benz Auto Lease Trust 24-B	4.22	06/17/30	550,000	548,677
NP SPE II LLC 17-1 (a)	3.37	10/21/47	183,006	178,354
Oasis Securitisation 23-1A (a)	7.00	02/15/35	556,382	557,983
Oportun Funding 21-A (a)	1.21	03/08/28	229,498	224,399
Oportun Funding 21-B (a)	1.47	05/08/31	1,700,236	1,650,415
Oscar US Funding Trust 24-1 (a)	5.54	02/10/28	1,885,000	1,922,690
Progress Residential Trust 21-SFR8 (a)	1.51	10/17/38	1,308,637	1,236,273
Progress Residential Trust 22-SFR3 (a)	3.20	04/17/39	901,706	873,630
Santander Drive Auto Receivables Trust 22-5	4.43	03/15/27	1,009,493	1,007,659
Santander Drive Auto Receivables Trust 24-1	5.23	12/15/28	685,000	693,349
Santander Drive Auto Receivables Trust 24-2	5.63	11/15/28	675,000	686,527
Santander Drive Auto Receivables Trust 28	5.25	04/17/28	525,000	529,074
SBA Tower Trust (a)	2.84	01/15/25	4,445,000	4,413,075
SBA Tower Trust (a)	1.88	01/15/26	355,000	342,595
SBA Tower Trust (a)	6.60	01/15/28	775,000	806,522
Subway Funding LLC 24-1A (a)	6.03	07/30/54	490,000	505,548
SVC ABS LLC 23-1A (a)	5.15	02/20/53	456,358	451,794
T-Mobile US Trust 22-1A (a)	4.91	05/22/28	1,780,000	1,780,831

Portfolio of Investments  |  Short-Term Bond Fund  |  September 30, 2024  |  (Unaudited)  |
(Continued)
Asset-Backed Securities | 11.3% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Volkswagen Auto Lease Trust 24-A	5.21%	06/21/27	$785,000	$798,391
Westgate Resorts 22-1A (a)	2.29	08/20/36	462,612	449,836
Westgate Resorts 24-1A (a)	6.06	01/20/38	1,213,771	1,231,494
Westgate Resorts 24-1B (a)	6.56	01/20/38	1,008,363	1,022,405
Westlake Automobile Receivables Trust 24-1A (a)	5.55	11/15/27	1,020,000	1,034,720
Total Asset-Backed Securities
(Cost $52,750,547)				53,185,134
Yankee Bonds | 10.3% of portfolio

AerCap Holdings NV	6.10	01/15/27	500,000	517,729
Avolon Holdings Funding Ltd. (a)	5.50	01/15/26	1,225,000	1,231,249
Avolon Holdings Funding Ltd. (a)	2.75	02/21/28	607,000	567,216
BAE Systems PLC (a)	5.00	03/26/27	1,115,000	1,133,009
BAE Systems PLC (a)	5.13	03/26/29	1,115,000	1,147,258
Banco Bilbao Vizcaya Argentaria SA	5.38	03/13/29	1,400,000	1,455,342
Banco Santander SA	6.53(b)	11/07/27	400,000	417,349
Banco Santander SA	5.59	08/08/28	1,400,000	1,457,387
Barclays PLC	5.83(b)	05/09/27	855,000	871,259
Barclays PLC	5.67(b)	03/12/28	1,360,000	1,397,257
BNP Paribas (a)	1.32(b)	01/13/27	700,000	670,614
BPCE SA (a)	5.98(b)	01/18/27	610,000	619,138
BPCE SA (a)	5.20	01/18/27	1,375,000	1,400,771
Danske Bank AS (a)	5.43(b)	03/01/28	1,365,000	1,399,288
Delta and SkyMiles IP Ltd. (a)	4.50	10/20/25	324,999	323,022
Delta and SkyMiles IP Ltd. (a)	4.75	10/20/28	2,000,000	1,997,632
Deutsche Bank AG	1.69	03/19/26	295,000	284,180
Electricite de France SA (a)	5.70	05/23/28	500,000	520,561
Electricite de France SA (a)	5.65	04/22/29	2,230,000	2,341,604
Enel Finance International NV (a)	5.13	06/26/29	445,000	455,805
Hyundai Capital Services Inc. (a)	5.13	02/05/27	2,305,000	2,339,819
ING Groep NV	5.34(b)	03/19/30	1,065,000	1,102,279
Korea Expressway Corp. (a)	5.00	05/14/27	2,165,000	2,215,469
Korea National Oil Corp. (a)	4.75	04/03/26	500,000	503,032
Macquarie Airfinance Holdings Ltd. (a)	6.40	03/26/29	500,000	520,397
Macquarie Group Ltd. (a)	1.34(b)	01/12/27	2,500,000	2,397,875
Mizuho Financial Group Inc. (a)	3.48	04/12/26	750,000	740,861
Nationwide Building Society (a)	2.97(b)	02/16/28	1,500,000	1,446,476
Natwest Group PLC	5.85(b)	03/02/27	765,000	778,583
Nutrien Ltd.	4.90	03/27/28	925,000	943,276
Roche Holdings Inc. (a)	5.34	11/13/28	2,536,000	2,655,950
Royal Bank of Canada	4.88	01/19/27	1,140,000	1,161,305
Santander UK Group Holdings PLC	6.83(b)	11/21/26	460,000	469,623
Santander UK Group Holdings PLC	6.53(b)	01/10/29	1,005,000	1,064,757
Saudi Arabian Oil Co. (a)	1.63	11/24/25	500,000	483,620
Saudi Arabian Oil Co. (a)	3.50	04/16/29	1,360,000	1,311,226
Societe Generale (a)	5.52(b)	01/19/28	1,155,000	1,171,059
Societe Generale (a)	5.63(b)	01/19/30	455,000	466,206
Sumitomo Mitsui Financial Group Inc.	5.46	01/13/26	1,810,000	1,835,623
Svenska Handelsbanken AB (a)	5.25	06/15/26	460,000	468,273
Svenska Handelsbanken AB (a)	5.50	06/15/28	2,060,000	2,130,912
Triton Container International Ltd. (a)	2.05	04/15/26	1,390,000	1,329,494
Var Energi ASA (a)	7.50	01/15/28	595,000	636,683
Total Yankee Bonds
(Cost $47,497,371)				48,380,468

Portfolio of Investments  |  Short-Term Bond Fund  |  September 30, 2024  |  (Unaudited)  |
(Continued)
Corporate Bonds Guaranteed by Export-Import Bank of the United States | 0.5% of portfolio
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Energy | 0.5%
Petroleos Mexicanos	5.91%(b)	04/15/25	$1,758,750	$1,757,278
Petroleos Mexicanos	2.46	12/15/25	65,850	63,197
Reliance Industries Ltd.	1.87	01/15/26	475,421	465,907
Total Energy				2,286,382
Financials | Less than 0.1%
MSN 41079 and 41084 Ltd.	1.63	12/14/24	60,044	59,634
Total Financials				59,634
Total Corporate Bonds Guaranteed by Export-Import Bank of the United States
(Cost $2,359,470)				2,346,016

Municipal Bonds | 0.5% of portfolio

Arizona | 0.5%
Glendale Arizona	1.45	07/01/26	1,000,000	958,470
Glendale Arizona	1.72	07/01/27	1,235,000	1,167,664
Total Arizona				2,126,134
Total Municipal Bonds
(Cost $2,235,000)				2,126,134

Money Market Fund | 8.3% of portfolio
		Shares
State Street Institutional U.S. Government Money Market Fund Premier Class	4.95(d)	38,989,443	38,989,443
Total Money Market Fund
(Cost $38,989,443)			38,989,443
Total Investments in Securities
(Cost $464,951,038) | 100.0%			$468,854,059
(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $116,351,589 and represents 24.8% of total investments.
(b)	Variable coupon rate as of September 30, 2024.
(c)	Interest is paid at maturity.
(d)	7-day yield at September 30, 2024.
LLC -Limited Liability Company
N.A. -North America
LP -Limited Partnership
SCA -Société en Commandite par Actions
Pte -Private Limited Company
FHLMC -Federal Home Loan Mortgage Corporation
ABS -Asset-Backed Security
NV -Naamloze Vennottschap
PLC -Public Limited Company
SA -Sociedad Anonima or Societe Anonyme
AS -Anonim Sirket

Portfolio of Investments  |  Short-Term Bond Fund  |  September 30, 2024  |  (Unaudited)  |
(Continued)
AG -Aktiengesellschaft
AB -Aktiebolag
ASA -Allmennaksjeselskap
At September 30, 2024, the cost of investment securities for tax purposes was $464,991,293. Net unrealized appreciation of investment securities was $3,862,766 consisting of unrealized gains of $6,524,660 and unrealized losses of $2,661,894.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Short-Term Bond Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds–Other	$ —	$167,837,707	$ —	$167,837,707
U.S. Government & Agency Obligations	—	93,860,214	—	93,860,214
Mortgage-Backed Securities	—	62,128,943	—	62,128,943
Asset-Backed Securities	—	53,185,134	—	53,185,134
Yankee Bonds	—	48,380,468	—	48,380,468
Corporate Bonds Guaranteed by Export-Import Bank of the United States	—	2,346,016	—	2,346,016
Municipal Bonds	—	2,126,134	—	2,126,134
Money Market Fund	38,989,443	—	—	38,989,443
Total	$38,989,443	$429,864,616	$ —	$468,854,059

Portfolio of Investments
Intermediate Bond Fund  |  September 30, 2024  |  (Unaudited)

Corporate Bonds–Other | 33.5% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Communication Services | 0.9%
Meta Platforms Inc.	5.40%	08/15/54	$120,000	$125,719
Meta Platforms Inc.	5.55	08/15/64	66,000	70,493
Sprint Spectrum Co. LLC (a)	4.74	03/20/25	56,250	56,103
T-Mobile US, Inc.	3.00	02/15/41	200,000	153,599
Warnermedia Holdings Inc.	4.05	03/15/29	190,000	179,994
Warnermedia Holdings Inc.	4.28	03/15/32	190,000	168,783
Warnermedia Holdings Inc.	5.05	03/15/42	285,000	232,649
Warnermedia Holdings Inc.	5.14	03/15/52	180,000	138,829
Warnermedia Holdings Inc.	5.39	03/15/62	190,000	145,605
Total Communication Services				1,271,774
Consumer Discretionary | 4.0%
Block Financial Corp.	2.50	07/15/28	145,000	134,700
BMW US Capital LLC (a)	4.85	08/13/31	395,000	397,062
Expedia Group, Inc.	4.63	08/01/27	330,000	332,582
Ford Motor Credit Co. LLC	2.90	02/10/29	225,000	204,236
Ford Motor Credit Co. LLC	6.05	03/05/31	200,000	205,293
General Motors Financial Co., Inc.	4.35	01/17/27	150,000	149,673
Hyundai Capital America (a)	5.50	03/30/26	380,000	385,631
Hyundai Capital America (a)	5.65	06/26/26	290,000	295,846
Hyundai Capital America (a)	5.60	03/30/28	290,000	299,584
Hyundai Capital America (a)	4.55	09/26/29	135,000	134,715
Hyundai Capital America (a)	5.80	04/01/30	490,000	516,109
Hyundai Capital America (a)	4.75	09/26/31	135,000	134,288
Lowe`s Companies, Inc.	5.85	04/01/63	205,000	217,206
Nissan Motor Acceptance Corp. (a)	2.45	09/15/28	435,000	388,280
Ross Stores Inc.	0.88	04/15/26	495,000	469,635
Tractor Supply Co.	1.75	11/01/30	100,000	86,206
United Airlines 2019-2AA PT	2.70	05/01/32	848,341	757,045
US Airways 2013 1A PTT	3.95	11/15/25	228,171	225,240
Volkswagen Group of America Finance LLC (a)	5.60	03/22/34	325,000	332,569
Total Consumer Discretionary				5,665,900
Consumer Staples | 2.9%
7-Eleven Inc. (a)	1.30	02/10/28	60,000	54,167
7-Eleven Inc. (a)	1.80	02/10/31	60,000	50,564
7-Eleven Inc. (a)	2.80	02/10/51	135,000	86,494
BAT Capital Corp.	5.83	02/20/31	315,000	334,129
Bunge Limited Finance Corp.	4.20	09/17/29	635,000	633,380
Campbell Soup Co.	2.38	04/24/30	250,000	225,791
J.M Smucker Co. (The)	6.50	11/15/53	375,000	434,162
JBS USA Food Co.	3.00	02/02/29	335,000	311,732
JBS USA Food Co.	4.38	02/02/52	530,000	420,947
Kenvue Inc.	5.20	03/22/63	85,000	87,250
Philip Morris International Inc.	4.88	02/15/28	230,000	235,130
Philip Morris International Inc.	5.13	02/15/30	260,000	269,723
Philip Morris International Inc.	5.13	02/13/31	380,000	394,972
Philip Morris International Inc.	5.75	11/17/32	310,000	333,182
Smithfield Foods, Inc. (a)	2.63	09/13/31	340,000	288,106
Total Consumer Staples				4,159,729
Energy | 2.8%
Boardwalk Pipelines LP	5.63	08/01/34	130,000	134,097
BP Capital Markets America Inc.	4.81	02/13/33	110,000	111,471

Portfolio of Investments  |  Intermediate Bond Fund  |  September 30, 2024  |  (Unaudited)  |
(Continued)
Corporate Bonds–Other | 33.5% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Energy | 2.8% (Continued)
BP Capital Markets America Inc.	2.77%	11/10/50	$210,000	$138,132
Cheniere Corpus Christi Holdings LLC	5.13	06/30/27	180,000	182,983
Cheniere Corpus Christi Holdings LLC	3.70	11/15/29	39,000	37,495
Cheniere Corpus Christi Holdings LLC	2.74	12/31/39	170,000	141,131
Cheniere Energy Inc. (a)	5.65	04/15/34	130,000	134,499
Cheniere Energy Partners LP	5.95	06/30/33	105,000	111,105
Energy Transfer Operating LP	3.75	05/15/30	318,000	303,777
Energy Transfer Operating LP	6.00	06/15/48	420,000	430,005
Entergy Arkansas, LLC	5.15	01/15/33	205,000	213,199
Marathon Oil Corp.	4.40	07/15/27	360,000	360,436
Midwest Connector Capital Co. LLC (a)	4.63	04/01/29	205,000	203,768
MPLX LP	1.75	03/01/26	80,000	77,042
MPLX LP	2.65	08/15/30	245,000	220,513
National Oilwell Varco, Inc.	3.60	12/01/29	112,000	106,285
Phillips 66	2.15	12/15/30	260,000	227,748
Phillips 66	5.30	06/30/33	300,000	309,262
Targa Resources Corp.	5.20	07/01/27	260,000	265,957
Targa Resources Corp.	6.50	02/15/53	305,000	338,479
Total Energy				4,047,384
Financials | 11.3%
Ally Financial Inc.	6.99(b)	06/13/29	205,000	216,708
Antares Holdings LP (a)	3.95	07/15/26	375,000	364,595
Athene Global Funding (a)	2.95	11/12/26	120,000	116,281
Athene Holding Ltd.	3.95	05/25/51	300,000	230,544
Bank of America Corp.	4.95(b)	07/22/28	525,000	534,227
Bank of America Corp.	6.20(b)	11/10/28	150,000	158,334
Bank of America Corp.	2.50(b)	02/13/31	263,000	238,422
Bank of America Corp.	5.02(b)	07/22/33	445,000	456,547
Blue Owl Capital Corp. III	3.13	04/13/27	267,000	252,462
Blue Owl Credit Income Corp.	3.13	09/23/26	518,000	494,275
Blue Owl Credit Income Corp. (a)	5.80	03/15/30	230,000	227,812
Citigroup Inc.	5.17(b)	02/13/30	390,000	400,624
Citigroup Inc.	2.57(b)	06/03/31	870,000	782,924
Citigroup Inc.	6.27(b)	11/17/33	445,000	488,840
Citigroup Inc.	5.83(b)	02/13/35	390,000	407,295
Discover Bank	4.65	09/13/28	330,000	330,091
GA Global Funding Trust (a)	3.85	04/11/25	460,000	457,197
Goldman Sachs Group, Inc.	2.64(b)	02/24/28	245,000	235,491
Goldman Sachs Group, Inc.	3.62(b)	03/15/28	153,000	150,527
Goldman Sachs Group, Inc.	2.38(b)	07/21/32	365,000	316,546
Goldman Sachs Group, Inc.	2.91(b)	07/21/42	230,000	174,850
Goldman Sachs Group, Inc.	3.44(b)	02/24/43	255,000	207,653
J.P. Morgan Chase & Co.	1.04(b)	02/04/27	150,000	143,408
J.P. Morgan Chase & Co.	6.07(b)	10/22/27	125,000	129,550
J.P. Morgan Chase & Co.	5.30(b)	07/24/29	195,000	201,767
J.P. Morgan Chase & Co.	5.58(b)	04/22/30	655,000	687,482
J.P. Morgan Chase & Co.	4.91(b)	07/25/33	185,000	188,955
M&T Bank Corp.	7.41(b)	10/30/29	500,000	547,685
Manufacturers and Traders Trust Co.	4.65	01/27/26	300,000	299,760
Metropolitan Life Global Funding I (a)	5.00	01/06/26	340,000	343,317
Metropolitan Life Global Funding I (a)	5.15	03/28/33	180,000	186,827
Morgan Stanley	1.51(b)	07/20/27	200,000	190,193
Morgan Stanley	5.16(b)	04/20/29	320,000	328,916
Morgan Stanley	5.17(b)	01/16/30	370,000	381,414

Portfolio of Investments  |  Intermediate Bond Fund  |  September 30, 2024  |  (Unaudited)  |
(Continued)
Corporate Bonds–Other | 33.5% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Financials | 11.3% (Continued)
Morgan Stanley	1.79%(b)	02/13/32	$510,000	$431,702
Morgan Stanley	4.89(b)	07/20/33	170,000	172,124
Northern Trust Corp.	6.13	11/02/32	265,000	292,625
Owl Rock Technology Finance Corp. (a)	3.75	06/17/26	150,000	144,361
Owl Rock Technology Finance Corp.	2.50	01/15/27	139,000	129,308
Prudential Financial Inc.	6.50(b)	03/15/54	620,000	662,628
Prudential Financial, Inc.	5.70(b)	09/15/48	75,000	75,933
Regions Financial Corp.	5.72(b)	06/06/30	340,000	352,216
Santander Holdings USA, Inc.	2.49(b)	01/06/28	298,000	282,469
Truist Financial Corp.	5.44(b)	01/24/30	315,000	326,044
Wells Fargo & Co.	3.53(b)	03/24/28	240,000	235,455
Wells Fargo & Co.	5.71(b)	04/22/28	330,000	340,755
Wells Fargo & Co.	2.39(b)	06/02/28	445,000	423,114
Wells Fargo & Co.	5.57(b)	07/25/29	375,000	390,152
Wells Fargo & Co.	2.57(b)	02/11/31	436,000	395,919
Wells Fargo & Co.	6.49(b)	10/23/34	220,000	245,843
Wells Fargo & Co.	3.07(b)	04/30/41	440,000	346,998
Total Financials				16,119,165
Health Care | 2.0%
AbbVie Inc.	4.95	03/15/31	105,000	109,178
AbbVie Inc.	5.35	03/15/44	65,000	68,566
AbbVie Inc.	5.40	03/15/54	130,000	137,846
Amgen Inc.	5.75	03/02/63	215,000	226,939
Bayer US Finance LLC (a)	6.25	01/21/29	331,000	349,903
Bayer US Finance LLC (a)	6.88	11/21/53	305,000	341,801
Bristol-Myers Squibb Co.	6.25	11/15/53	127,000	147,115
GE HealthCare Technologies Inc.	5.60	11/15/25	225,000	227,411
GE HealthCare Technologies Inc.	5.91	11/22/32	270,000	292,461
HCA Inc.	5.90	06/01/53	315,000	328,595
Pfizer Investment Enterprises Pte Ltd.	4.65	05/19/30	195,000	199,818
Pfizer Investment Enterprises Pte Ltd.	5.11	05/19/43	95,000	96,724
Pfizer Investment Enterprises Pte Ltd.	5.30	05/19/53	255,000	263,783
Total Health Care				2,790,140
Industrials | 2.0%
Ashtead Capital, Inc. (a)	1.50	08/12/26	240,000	226,762
Ashtead Capital, Inc. (a)	4.25	11/01/29	308,000	299,612
Ashtead Capital, Inc. (a)	2.45	08/12/31	200,000	170,748
BNSF Railway Co. (a)	3.44	06/16/28	330,741	319,020
Boeing Co. (The)	2.20	02/04/26	350,000	337,046
Boeing Co. (The) (a)	6.86	05/01/54	530,000	581,733
Delta Air Lines, Inc. (a)	7.00	05/01/25	250,000	252,634
Quanta Services, Inc.	2.35	01/15/32	260,000	223,179
Triton International Ltd.	3.25	03/15/32	175,000	151,273
United Rentals (North America) Inc. (a)	6.00	12/15/29	340,000	350,967
Total Industrials				2,912,974
Information Technology | 1.1%
Avnet Inc.	6.25	03/15/28	170,000	178,719
Broadcom Cayman Finance Ltd.	3.88	01/15/27	255,000	253,292
Broadcom Inc.	4.15	02/15/28	300,000	299,684
Broadcom Inc.	4.35	02/15/30	385,000	384,250
VMware, Inc.	1.40	08/15/26	155,000	146,845

Portfolio of Investments  |  Intermediate Bond Fund  |  September 30, 2024  |  (Unaudited)  |
(Continued)
Corporate Bonds–Other | 33.5% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Information Technology | 1.1% (Continued)
VMware, Inc.	4.70%	05/15/30	$200,000	$201,497
VMware, Inc.	2.20	08/15/31	155,000	133,136
Total Information Technology				1,597,423
Materials | 0.9%
Celanese US Holdings LLC	6.17	07/15/27	360,000	373,034
Celanese US Holdings LLC	6.33	07/15/29	260,000	275,711
Celanese US Holdings LLC	6.38	07/15/32	175,000	187,096
Glencore Funding LLC (a)	2.63	09/23/31	260,000	227,792
Glencore Funding LLC (a)	3.38	09/23/51	170,000	120,009
Silgan Holdings Inc. (a)	1.40	04/01/26	125,000	118,559
Total Materials				1,302,201
Real Estate | 1.0%
American Tower Corp.	5.50	03/15/28	205,000	212,304
AvalonBay Communities, Inc.	5.35	06/01/34	135,000	141,300
Healthpeak OP, LLC	5.25	12/15/32	125,000	128,765
Host Hotels & Resorts, LP	4.50	02/01/26	150,000	149,552
Realty Income Corp.	4.85	03/15/30	200,000	204,963
Simon Property Group LP	4.75	09/26/34	355,000	352,065
VICI Properties LP	4.75	02/15/28	180,000	180,695
Total Real Estate				1,369,644
Utilities | 4.6%
Ameren Illinois Co.	5.90	12/01/52	175,000	194,915
American Water Capital Corp.	2.80	05/01/30	920,000	853,634
American Water Capital Corp.	5.45	03/01/54	365,000	383,360
Evergy Kansas Central, Inc.	3.45	04/15/50	875,000	649,500
Exelon Corp.	5.15	03/15/28	235,000	241,480
Florida Power & Light Co.	5.05	04/01/28	170,000	175,452
Indiana Michigan Power Co.	5.63	04/01/53	215,000	226,850
Indianapolis Power & Light Co. (a)	5.65	12/01/32	260,000	274,670
National Fuel Gas Co.	5.50	01/15/26	80,000	80,722
Oklahoma Gas & Electric Co.	5.60	04/01/53	107,000	112,757
Pacific Gas & Electric Co.	3.00	06/15/28	225,000	213,873
Pacific Gas & Electric Co.	4.55	07/01/30	130,000	128,996
Pacific Gas & Electric Co.	4.25	03/15/46	770,000	635,446
PacifiCorp	5.30	02/15/31	500,000	520,401
Public Service Electric & Gas Co.	4.65	03/15/33	105,000	106,487
Public Service Electric & Gas Co.	5.13	03/15/53	300,000	305,399
SCE Recovery Funding LLC	2.51	11/15/43	190,000	135,410
Southern California Edison Co.	5.30	03/01/28	115,000	118,954
Southern California Edison Co.	2.25	06/01/30	55,000	49,141
Southern California Edison Co.	5.45	06/01/31	400,000	423,240
Southern California Edison Co.	4.50	09/01/40	200,000	186,592
Southern California Edison Co.	4.00	04/01/47	164,000	137,083
Southern California Edison Co.	3.65	02/01/50	214,000	166,611
TerraForm Power Operating LLC (a)	4.75	01/15/30	171,000	163,654
Total Utilities				6,484,627
Total Corporate Bonds–Other
(Cost $48,616,137)				47,720,961

Portfolio of Investments  |  Intermediate Bond Fund  |  September 30, 2024  |  (Unaudited)  |
(Continued)
Mortgage-Backed Securities | 29.2% of portfolio
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Farm 2021-1 Mortgage Trust 21-1 (a)	2.18%(b)	01/25/51	$208,171	$171,734
FHLMC QA7479	3.00	03/01/50	189,963	173,574
FHLMC QE2363	3.50	05/01/52	1,246,421	1,162,223
FHLMC RA8249	5.50	11/01/52	663,763	673,338
FHLMC SD1188	3.50	06/01/52	661,554	616,795
FHLMC SD1495	5.00	08/01/52	806,492	816,346
FHLMC SD2605	5.50	04/01/53	464,215	470,461
FHLMC SD7555	3.00	08/01/52	792,848	723,566
FHLMC SD8068	3.00	06/01/50	183,244	166,076
FHLMC SD8193	2.00	02/01/52	5,711,665	4,724,529
FHLMC SD8237	4.00	08/01/52	1,250,206	1,201,303
FNMA BN7662	3.50	07/01/49	73,672	69,519
FNMA CA4016	3.00	08/01/49	429,594	392,538
FNMA FM1000	3.00	04/01/47	796,239	730,548
FNMA FM4231	2.50	09/01/50	212,129	184,991
FNMA MA3691	3.00	07/01/49	125,293	114,448
FNMA MA3834	3.00	11/01/49	260,939	238,430
FNMA MA3960	3.00	03/01/50	121,274	110,631
FNMA MA3992	3.50	04/01/50	119,608	112,616
FNMA MA4048	3.00	06/01/50	548,784	500,837
FNMA MA4124	2.50	09/01/35	948,295	895,640
FNMA MA4179	2.00	11/01/35	3,126,633	2,880,997
FNMA MA4254	1.50	02/01/51	2,453,192	1,942,818
FNMA MA4303	2.00	04/01/36	1,263,528	1,159,545
FNMA MA4418	2.00	09/01/36	2,115,327	1,938,900
FNMA MA4437	2.00	10/01/51	3,713,894	3,080,878
FNMA MA4579	3.00	04/01/52	655,208	589,160
GNMA 21-8	1.00	01/20/50	440,482	348,219
GNMA 22-177	5.00	05/20/48	1,256,096	1,277,685
GNMA 23-128	5.75	08/20/47	531,077	536,425
GNMA 23-22EA	5.00	09/20/49	755,418	761,733
GNMA 23-22EC	5.00	01/20/51	377,397	381,852
GNMA 23-4	5.00	07/20/49	199,641	200,686
GNMA 23-59	5.00	11/20/41	399,468	401,602
GNMA 23-76	5.00	05/20/53	1,406,295	1,419,772
GNMA 23-84KA	5.50	06/20/42	547,746	554,065
GNMA 24-103	4.50	06/20/54	1,149,639	1,134,645
GNMA 24-51	5.00	04/20/62	629,261	633,880
GNMA 24-92	5.00	05/20/54	593,507	601,096
GNMA 786247	4.00	07/20/52	573,214	553,875
GNMA 786428	4.00	06/20/52	986,558	941,482
GNMA 786576	4.50	09/20/52	252,629	246,923
GNMA 787291	7.50	03/20/54	270,479	278,309
GNMA 787343	7.50	04/20/54	384,434	395,563
GNMA CK0445	4.00	02/15/52	1,107,466	1,075,844
GNMA CV1215	7.00	07/20/53	192,289	197,030
GNMA CW8493	8.00	11/20/53	59,180	61,988
GNMA CW8495	7.50	11/20/53	95,503	98,217
GNMA MA8346	4.00	10/20/52	3,181,272	3,075,189
GNMA MA8880	6.00	05/20/53	499,060	510,484
Total Mortgage-Backed Securities
(Cost $42,452,270)				41,529,005

U.S. Government & Agency Obligations | 16.2% of portfolio

Federal Farm Credit Bank	0.52	10/21/25	300,000	290,036
Federal Farm Credit Bank	1.33	07/01/30	605,000	527,596

Portfolio of Investments  |  Intermediate Bond Fund  |  September 30, 2024  |  (Unaudited)  |
(Continued)
U.S. Government & Agency Obligations | 16.2% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
U.S. International Development Finance Corp.	1.05%	10/15/29	$97,862	$90,527
U.S. Treasury Note	3.75	08/31/26	755,000	756,091
U.S. Treasury Note	3.50	09/30/26	300,000	299,168
U.S. Treasury Note	3.38	09/15/27	1,772,000	1,763,002
U.S. Treasury Note	3.63	08/31/29	208,000	208,617
U.S. Treasury Note	3.50	09/30/29	250,000	249,258
U.S. Treasury Note	3.75	08/31/31	2,014,000	2,024,699
U.S. Treasury Note	3.63	09/30/31	208,000	207,610
U.S. Treasury Note	3.88	08/15/34	2,233,000	2,248,701
U.S. Treasury Note	2.38	02/15/42	4,918,000	3,830,277
U.S. Treasury Note	3.25	05/15/42	510,000	453,422
U.S. Treasury Note	3.38	08/15/42	4,374,000	3,947,364
U.S. Treasury Note	4.13	08/15/44	2,121,000	2,104,430
U.S. Treasury Note	4.63	05/15/54	3,659,000	3,968,871
Total U.S. Government & Agency Obligations
(Cost $23,829,288)				22,969,669

Asset-Backed Securities | 8.5% of portfolio

Avant Loans Funding Trust 22-REV1 (a)	6.54	09/15/31	107,167	107,209
Carvana Auto Receivables Trust 24-P1 (a)	5.05	04/10/29	325,000	329,109
Chase Auto Owner Trust 24-2A (a)	5.52	06/25/29	280,000	287,386
Colony American Finance Ltd. 21-2 (a)	1.41	07/15/54	138,676	130,032
CoreVest American Finance 20-4 (a)	1.17	12/15/52	68,684	66,387
CoreVest American Finance 21-1 (a)	1.57	04/15/53	608,285	579,439
CoreVest American Finance 21-3 (a)	2.49	10/15/54	660,000	627,021
Daimler Trucks Retail Trust 24-1	5.49	12/15/27	330,000	336,047
First Investors Auto Owner Trust 21-2A (a)	0.48	03/15/27	1,408	1,406
Firstkey Homes Trust 22-SFR2 (a)	4.25	07/17/39	322,630	319,222
Ford Credit Auto Lease Trust 20-A	5.06	05/15/27	260,000	261,984
Frontier Issuer 23-1A (a)	6.60	08/20/53	1,000,000	1,027,729
Frontier Issuer 23-1B (a)	8.30	08/20/53	675,000	705,963
Frontier Issuer 24-1A (a)	6.19	06/20/54	395,000	411,424
FRTKL 21-SFR1 (a)	1.57	09/17/38	250,000	235,301
GLS Auto Select Receivables Trust 24-1A (a)	5.24	03/15/30	224,238	225,950
GM Financial Automobile Leasing Trust 24-1	5.09	03/22/27	525,000	530,260
Gracie Point International Funding 23-2A (a)	7.62(b)	03/01/27	89,708	89,933
Honda Auto Receivables Owner Trust 24-1	5.21	08/15/28	580,000	590,264
John Deere Owner Trust 23-B	5.18	03/15/28	185,000	187,145
LAD Auto Receivables Trust 23-2 (a)	5.93	06/15/27	82,703	82,944
Oasis Securitisation 23-1A (a)	7.00	02/15/35	155,980	156,429
Oportun Funding 21-A (a)	1.21	03/08/28	64,345	62,916
Oportun Funding 21-B (a)	1.47	05/08/31	764,151	741,760
PenFed Auto Receivable Owner 22-A (a)	3.96	04/15/26	93,082	92,905
Progress Residential Trust 21-SFR8 (a)	1.51	10/17/38	335,573	317,017
Progress Residential Trust 22-SFR3 (a)	3.20	04/17/39	243,704	236,116
Progress Residential Trust 22-SFR3 (a)	3.60	04/17/39	165,000	160,002
Santander Drive Auto Receivables Trust 24-2	5.63	11/15/28	200,000	203,415
SBA Tower Trust (a)	2.84	01/15/25	230,000	228,348
SBA Tower Trust (a)	1.88	01/15/26	20,000	19,301
SBA Tower Trust (a)	1.63	11/15/26	160,000	149,807
SBA Tower Trust (a)	6.60	01/15/28	210,000	218,541
SBA Tower Trust (a)	2.59	10/15/31	309,877	264,773
SBIC 2023-10B	5.69	09/10/33	329,442	340,439
Subway Funding 24-1A (a)	6.27	07/30/54	135,000	139,417
T-Mobile US Trust 22-1A (a)	4.91	05/22/28	505,000	505,236
Volkswagen Auto Lease Trust 24-A	5.21	06/21/27	230,000	233,924
Westgate Resorts 22-1A (a)	2.29	08/20/36	132,175	128,524

Portfolio of Investments  |  Intermediate Bond Fund  |  September 30, 2024  |  (Unaudited)  |
(Continued)
Asset-Backed Securities | 8.5% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Westgate Resorts 24-1A (a)	6.06%	01/20/38	$373,468	$378,921
Westgate Resorts 24-1B (a)	6.56	01/20/38	312,779	317,135
Total Asset-Backed Securities
(Cost $11,987,173)				12,027,081
Yankee Bonds | 6.7% of portfolio

AerCap Ireland Capital DAC	3.88	01/23/28	250,000	245,735
Aptiv PLC	3.10	12/01/51	280,000	178,009
Avolon Holdings Funding Ltd. (a)	5.50	01/15/26	625,000	628,188
Avolon Holdings Funding Ltd. (a)	2.75	02/21/28	130,000	121,480
BAE Systems PLC (a)	5.00	03/26/27	325,000	330,249
BAE Systems PLC (a)	5.13	03/26/29	325,000	334,403
Banco Santander SA	6.53(b)	11/07/27	200,000	208,675
Barclays PLC	5.83(b)	05/09/27	240,000	244,564
Barclays PLC	6.04(b)	03/12/55	200,000	218,871
BPCE SA (a)	5.98(b)	01/18/27	250,000	253,745
Cenovus Energy Inc.	5.25	06/15/37	395,000	389,706
Danske Bank AS (a)	5.43(b)	03/01/28	260,000	266,531
Delta and SkyMiles IP Ltd. (a)	4.75	10/20/28	550,000	549,349
Deutsche Bank AG	1.69	03/19/26	150,000	144,498
Electricite de France SA (a)	6.00	04/22/64	370,000	375,521
Enbridge Inc.	5.70	03/08/33	320,000	337,264
Hyundai Capital Services Inc. (a)	5.13	02/05/27	550,000	558,308
ING Groep NV	5.34(b)	03/19/30	320,000	331,201
Korea Expressway Corp. (a)	5.00	05/14/27	660,000	675,385
Mitsubishi UFJ Financial Group Inc.	3.74	03/07/29	300,000	294,922
Mizuho Financial Group Inc.	4.25(b)	09/11/29	200,000	198,574
Nissan Motor Co., Ltd. (a)	4.81	09/17/30	200,000	189,513
Petronas Capital Ltd. (a)	3.40	04/28/61	360,000	262,116
Roche Holdings Inc. (a)	5.49	11/13/30	390,000	416,535
Roche Holdings Inc. (a)	5.22	03/08/54	200,000	210,131
Santander UK Group Holdings PLC	6.53(b)	01/10/29	275,000	291,351
Societe Generale (a)	5.52(b)	01/19/28	325,000	329,519
Sumitomo Mitsui Financial Group Inc.	5.46	01/13/26	240,000	243,398
Sumitomo Mitsui Financial Group Inc.	5.52	01/13/28	200,000	207,411
Svenska Handelsbanken AB (a)	5.50	06/15/28	260,000	268,950
Var Energi ASA (a)	7.50	01/15/28	200,000	214,011
Total Yankee Bonds
(Cost $9,479,632)				9,518,113

Municipal Bonds | 1.2% of portfolio

Arizona | 0.1%
Pinal County Arizona Revenue Obligation	1.58	08/01/26	110,000	104,726
Yuma Arizona Pledged Revenue	2.63	07/15/38	135,000	111,248
Total Arizona				215,974
California | 0.9%
City of Chula Vista California Pension Obligation	2.91	06/01/45	255,000	183,799
City of Monterey Park California Pension Obligation	1.89	06/01/30	1,000,000	884,515
Huntington Beach California Pension Obligation	1.68	06/15/27	155,000	145,297
San Francisco California City & County Airports	3.35	05/01/51	100,000	76,397
Total California				1,290,008

Portfolio of Investments  |  Intermediate Bond Fund  |  September 30, 2024  |  (Unaudited)  |
(Continued)
Municipal Bonds | 1.2% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Texas | 0.1%
North Texas Tollway Authority Revenue	3.01%	01/01/43	$150,000	$120,864
Total Texas				120,864
West Virginia | 0.1%
West Virginia State University Revenues	3.01	10/01/41	150,000	121,136
Total West Virginia				121,136
Total Municipal Bonds
(Cost $2,055,000)				1,747,982
Corporate Bond Guaranteed by Export-Import Bank of the United States | less than 0.1% of portfolio

Energy | Less than 0.1%
Petroleos Mexicanos	5.91(b)	04/15/25	53,625	53,580
Total Energy				53,580
Total Corporate Bond Guaranteed by Export-Import Bank of the United States
(Cost $53,618)				53,580
Money Market Fund | 4.7% of portfolio
			Shares
State Street Institutional U.S. Government Money Market Fund Premier Class	4.95(c)		6,709,545	6,709,545
Total Money Market Fund
(Cost $6,709,545)				6,709,545
Total Investments in Securities
(Cost $145,182,663) | 100.0%				$142,275,936
(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Trustees. The total of such securities at period-end amounts to $24,895,310 and represents 17.5% of total investments.
(b)	Variable coupon rate as of September 30, 2024.
(c)	7-day yield at September 30, 2024.
LLC -Limited Liability Company
LP -Limited Partnership
Pte -Private Limited Company
FHLMC -Federal Home Loan Mortgage Corporation
DAC -Designated Activity Company
PLC -Public Limited Company
SA -Sociedad Anonima or Societe Anonyme
AS -Anonim Sirket
AG -Aktiengesellschaft
NV -Naamloze Vennottschap
AB -Aktiebolag
ASA -Allmennaksjeselskap
At September 30, 2024, the cost of investment securities for tax purposes was $145,302,337. Net unrealized depreciation of investment securities was $3,026,401 consisting of unrealized gains of $2,351,822 and unrealized losses of $5,378,223.

Portfolio of Investments  |  Intermediate Bond Fund  |  September 30, 2024  |  (Unaudited)  |
(Continued)
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Intermediate Bond Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds–Other	$ —	$47,720,961	$ —	$47,720,961
Mortgage-Backed Securities	—	41,529,005	—	41,529,005
U.S. Government & Agency Obligations	—	22,969,669	—	22,969,669
Asset-Backed Securities	—	12,027,081	—	12,027,081
Yankee Bonds	—	9,518,113	—	9,518,113
Municipal Bonds	—	1,747,982	—	1,747,982
Corporate Bond Guaranteed by Export-Import Bank of the United States	—	53,580	—	53,580
Money Market Fund	6,709,545	—	—	6,709,545
Total	$6,709,545	$135,566,391	$ —	$142,275,936

Portfolio of Investments
Stock Index Fund  |  September 30, 2024  |  (Unaudited)

	Cost	Value
Investment	$23,165,317	$264,461,309
Substantially all the assets of the Stock Index Fund are invested in the S&P 500 Index Master Portfolio managed by BlackRock Fund Advisors.  As of September 30, 2024, the Stock Index Fund's ownership interest in the S&P 500 Index Master Portfolio was 0.59%.  See the Appendix for the S&P 500 Index Master Portfolio for holdings information.

Portfolio of Investments
Value Fund  |  September 30, 2024  |  (Unaudited)

Common Stocks | 99.1% of portfolio
	Shares	Value
Communication Services | 7.6%
Entertainment
Walt Disney Co. (The)	191,500	$18,420,385
Interactive Media & Services
Alphabet, Inc., Class C	135,520	22,657,589
Meta Platforms, Inc. , Class A	67,000	38,353,480
Total Communication Services		79,431,454
Consumer Discretionary | 8.4%
Distributors
LKQ Corp.	169,500	6,766,440
Hotels, Restaurants & Leisure
McDonald's Corp.	57,097	17,386,608
Household Durables
PulteGroup, Inc.	112,700	16,175,831
Specialty Retail
Home Depot, Inc. (The)	36,918	14,959,173
TJX Companies, Inc. (The)	143,200	16,831,728
Ulta Beauty, Inc. (a)	40,456	15,742,239
Total Consumer Discretionary		87,862,019
Consumer Staples | 0.8%
Food Products
Kraft Heinz Co. (The)	227,700	7,994,547
Total Consumer Staples		7,994,547
Energy | 6.9%
Oil, Gas & Consumable Fuels
ConocoPhillips	237,500	25,004,000
Diamondback Energy, Inc.	112,200	19,343,280
Exxon Mobil Corp.	232,000	27,195,040
Total Energy		71,542,320
Financials | 21.7%
Banks
Bank of America Corp.	557,102	22,105,807
Citigroup, Inc.	272,039	17,029,642
JPMorgan Chase & Co.	206,591	43,561,778
Truist Financial Corp.	318,400	13,617,968
Capital Markets
Goldman Sachs Group, Inc.	70,374	34,842,871
Financial Services
Fiserv, Inc. (a)	197,400	35,462,910
Visa Inc., Class A	74,898	20,593,205
Insurance
Allstate Corp.	86,984	16,496,515
Chubb Ltd.	78,938	22,764,930
Total Financials		226,475,626
Health Care | 17.7%
Biotechnology
AbbVie Inc.	180,763	35,697,077
Common Stocks | 99.1% of portfolio (Continued)
	Shares	Value
Health Care | 17.7% (Continued)
Health Care Equipment & Supplies
Abbott Laboratories	246,556	$28,109,850
Boston Scientific Corp. (a)	309,696	25,952,525
GE HealthCare Technologies Inc.	91,500	8,587,275
Health Care Providers & Services
Centene Corp. (a)	221,497	16,674,294
Cigna Group (The)	64,814	22,454,162
Pharmaceuticals
Bristol-Myers Squibb Co.	248,501	12,857,442
Merck & Co., Inc.	187,182	21,256,388
Royalty Pharma PLC, Class A	483,484	13,677,762
Total Health Care		185,266,775
Industrials | 18.6%
Aerospace & Defense
Boeing Co. (The) (a)	87,200	13,257,888
Northrop Grumman Corp.	47,031	24,835,660
Electrical Equipment
Eaton Corp. PLC	79,187	26,245,739
Ground Transportation
CSX Corp.	589,182	20,344,455
Industrial Conglomerates
Honeywell International, Inc.	165,173	34,142,911
Machinery
Deere & Co.	54,600	22,786,218
Parker-Hannifin Corp.	68,322	43,167,206
Professional Services
TransUnion	91,500	9,580,050
Total Industrials		194,360,127
Information Technology | 8.0%
Semiconductors & Semiconductor Equipment
Lam Research Corp.	28,300	23,095,064
NXP Semiconductors NV	94,763	22,744,068
Software
Microsoft Corp.	59,514	25,608,874
Oracle Corp.	73,400	12,507,360
Total Information Technology		83,955,366
Materials | 6.2%
Chemicals
DuPont de Nemours, Inc.	226,278	20,163,632
Containers & Packaging
Avery Dennison Corp.	117,587	25,958,506
Metals & Mining
Freeport-McMoRan Inc.	375,000	18,720,000
Total Materials		64,842,138
Real Estate | 3.2%
Specialized REITs
Crown Castle Inc.	130,700	15,504,941

Portfolio of Investments  |  Value Fund  |  September 30, 2024  |  (Unaudited)  |  (Continued)
Common Stocks | 99.1% of portfolio (Continued)
	Shares	Value
Real Estate | 3.2% (Continued)
Digital Realty Trust, Inc.	111,801	$18,092,756
Total Real Estate		33,597,697
Total Common Stocks
(Cost $546,639,345)		1,035,328,069
Money Market Fund | 0.9% of portfolio

State Street Institutional U.S. Government Money Market Fund Premier Class, 4.95% (b)	9,697,661	9,697,661
Total Money Market Fund
(Cost $9,697,661)		9,697,661
Total Investments in Securities
(Cost $556,337,006) | 100.0%		$1,045,025,730
(a)	Non-income producing.
(b)	7-day yield at September 30, 2024.
PLC -Public Limited Company
NV -Naamloze Vennottschap
At September 30, 2024, the cost of investment securities for tax purposes was $557,349,449. Net unrealized appreciation of investment securities was $487,676,281 consisting of unrealized gains of $497,407,733 and unrealized losses of $9,731,452.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$1,035,328,069	$ —	$ —	$1,035,328,069
Money Market Fund	9,697,661	—	—	9,697,661
Total	$1,045,025,730	$ —	$ —	$1,045,025,730

Portfolio of Investments
Growth Fund  |  September 30, 2024  |  (Unaudited)

Common Stocks | 99.4% of portfolio
	Shares	Value
Communication Services | 13.5%
Entertainment
Netflix, Inc. (a)	7,785	$5,521,667
Spotify Technology SA (a)	4,684	1,726,194
Interactive Media & Services
Alphabet, Inc., Class A	138,961	23,046,682
Meta Platforms, Inc. , Class A	35,820	20,504,801
Total Communication Services		50,799,344
Consumer Discretionary | 12.3%
Broadline Retail
Amazon.com, Inc. (a)	149,916	27,933,849
Coupang, Inc. (a)	131,713	3,233,554
MercadoLibre, Inc. (a)	868	1,781,101
Hotels, Restaurants & Leisure
Booking Holdings, Inc.	1,348	5,677,938
Chipotle Mexican Grill, Inc. (a)	48,700	2,806,094
Specialty Retail
Ross Stores, Inc.	30,442	4,581,825
Total Consumer Discretionary		46,014,361
Consumer Staples | 0.3%
Consumer Staples Distribution & Retail
Dollar General Corp.	15,782	1,334,684
Total Consumer Staples		1,334,684
Energy | 0.6%
Energy Equipment & Services
Schlumberger NV	51,438	2,157,824
Total Energy		2,157,824
Financials | 10.1%
Capital Markets
Charles Schwab Corp. (The)	41,753	2,706,012
Tradeweb Markets Inc.	17,449	2,157,918
Financial Services
Affirm Holdings, Inc. (a)	8,167	333,377
Fiserv, Inc. (a)	60,978	10,954,698
Mastercard Inc., Class A	26,894	13,280,257
Visa Inc., Class A	30,454	8,373,327
Total Financials		37,805,589
Health Care | 14.7%
Biotechnology
argenx SE ADR (a)	4,356	2,361,300
Legend Biotech Corp. ADR (a)	27,157	1,323,361
Natera, Inc. (a)	3,153	400,273
Health Care Equipment & Supplies
Becton, Dickinson & Co.	15,911	3,836,142
Intuitive Surgical, Inc. (a)	16,660	8,184,558
Penumbra, Inc. (a)	4,004	778,017
Sonova Holding AG ADR	26,573	1,914,585
Common Stocks | 99.4% of portfolio (Continued)
	Shares	Value
Health Care | 14.7% (Continued)
Stryker Corp.	16,741	$6,047,854
Health Care Providers & Services
Cigna Group (The)	18,874	6,538,709
UnitedHealth Group, Inc.	18,836	11,013,032
Life Sciences Tools & Services
Danaher Corp.	11,839	3,291,479
Pharmaceuticals
Eli Lilly & Co.	10,742	9,516,768
Total Health Care		55,206,078
Industrials | 3.3%
Aerospace & Defense
Boeing Co. (The) (a)	11,626	1,767,617
Howmet Aerospace Inc.	31,676	3,175,519
Machinery
Ingersoll Rand Inc.	45,915	4,507,016
Professional Services
Equifax Inc.	9,418	2,767,574
Total Industrials		12,217,726
Information Technology | 44.6%
Electronic Equipment, Instruments & Components
Amphenol Corp., Class A	102,717	6,693,040
IT Services
MongoDB, Inc. (a)	1,872	506,095
Shopify Inc., Class A (a)	50,088	4,014,052
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc. (a)	13,394	2,197,688
ASML Holding NV ADR	4,370	3,641,302
NVIDIA Corp.	315,890	38,361,682
Software
Adobe Inc. (a)	12,800	6,627,584
Atlassian Corp., Class A (a)	15,159	2,407,401
Aurora Innovation, Inc. (a)	134,423	795,784
Cadence Design Systems, Inc. (a)	4,453	1,206,896
Dynatrace, Inc. (a)	45,978	2,458,444
Fair Isaac Corp. (a)	1,784	3,467,240
HubSpot, Inc. (a)	3,724	1,979,678
Intuit, Inc.	17,424	10,820,304
Microsoft Corp.	112,140	48,253,842
ServiceNow, Inc. (a)	7,229	6,465,545
Technology Hardware, Storage & Peripherals
Apple, Inc.	117,522	27,382,626
Total Information Technology		167,279,203
Total Common Stocks
(Cost $169,547,912)		372,814,809

Portfolio of Investments  |  Growth Fund  |  September 30, 2024  |  (Unaudited)  |  (Continued)
Money Market Fund | 0.6% of portfolio
	Shares	Value
State Street Institutional U.S. Government Money Market Fund Premier Class, 4.95% (b)	2,312,986	$2,312,986
Total Money Market Fund
(Cost $2,312,986)		2,312,986
Total Investments in Securities
(Cost $171,860,898) | 100.0%		$375,127,795
(a)	Non-income producing.
(b)	7-day yield at September 30, 2024.
SA -Sociedad Anonima or Societe Anonyme
NV -Naamloze Vennottschap
ADR -American Depositary Receipt
SE -Societas Europaea
AG -Aktiengesellschaft
At September 30, 2024, the cost of investment securities for tax purposes was $173,061,163. Net unrealized appreciation of investment securities was $202,066,632 consisting of unrealized gains of $204,507,350 and unrealized losses of $2,440,718.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$372,814,809	$ —	$ —	$372,814,809
Money Market Fund	2,312,986	—	—	2,312,986
Total	$375,127,795	$ —	$ —	$375,127,795

Portfolio of Investments
International Equity Fund  |  September 30, 2024  |  (Unaudited)

Common Stocks | 96.2% of portfolio
	Shares	Value
Australia | 2.1%
BHP Group Ltd. ADR	32,364	$2,010,128
Total Australia		2,010,128
Britain | 9.4%
Haleon PLC	680,791	3,562,240
Rio Tinto PLC	28,467	2,020,804
Shell PLC	99,618	3,231,780
Total Britain		8,814,824
Canada | 7.0%
Alimentation Couche-Tard Inc.	37,900	2,095,296
Canadian National Railway Co.	10,749	1,259,245
Manulife Financial Corp.	109,200	3,227,272
Total Canada		6,581,813
China | 0.8%
Haier Smart Home Co., Ltd.	182,548	715,051
Total China		715,051
Denmark | 3.6%
Coloplast A/S	9,046	1,179,105
Genmab A/S (a)	4,424	1,072,527
Novonesis A/S, Class B	15,803	1,137,744
Total Denmark		3,389,376
France | 9.5%
Air Liquide SA	7,672	1,481,540
Dassault Systèmes SE	35,710	1,418,428
L’Oréal SA	5,836	2,617,660
Schneider Electric SE	12,816	3,378,396
Total France		8,896,024
Germany | 10.1%
Allianz SE REG	10,740	3,532,589
Infineon Technologies AG	65,193	2,288,789
SAP SE ADR	8,595	1,969,114
Symrise AG	12,416	1,718,243
Total Germany		9,508,735
Hong Kong | 2.6%
AIA Group Ltd.	217,800	1,902,016
Techtronic Industries Co. Ltd.	36,500	544,888
Total Hong Kong		2,446,904
India | 0.9%
HDFC Bank Ltd. ADR	13,523	845,999
Total India		845,999
Japan | 17.5%
Chugai Pharmaceutical Co., Ltd.	78,300	3,795,286
Daifuku Co., Ltd.	48,400	936,918
Common Stocks | 96.2% of portfolio (Continued)
	Shares	Value
Japan | 17.5% (Continued)
Keyence Corp.	2,800	$1,341,933
Komatsu Ltd.	58,600	1,640,490
Shimano, Inc.	5,800	1,104,133
Shionogi & Co., Ltd.	89,400	1,281,476
Sony Group Corp.	142,000	2,758,716
Sysmex Corp.	112,500	2,226,796
Unicharm Corp.	38,000	1,368,980
Total Japan		16,454,728
Netherlands | 1.6%
Adyen NV (a)(b)	943	1,476,379
Total Netherlands		1,476,379
Republic of South Korea | 1.1%
Samsung Electronics Co., Ltd. GDR (b)	884	1,038,531
Total Republic of South Korea		1,038,531
Singapore | 4.1%
DBS Group Holdings Ltd.	131,426	3,892,091
Total Singapore		3,892,091
Spain | 3.1%
Banco Bilboa Vizcaya Argentaria SA	266,183	2,875,378
Total Spain		2,875,378
Sweden | 9.1%
Alfa Laval AB	39,873	1,916,933
Assa Abloy AB	42,623	1,435,965
Atlas Copco AB, Class A	99,627	1,930,811
Epiroc AB, Class A	64,344	1,393,656
Skandinaviska Enskilda Banken AB, Class A	124,899	1,911,981
Total Sweden		8,589,346
Switzerland | 9.7%
Alcon Inc.	21,785	2,180,025
Nestlé SA ADR	24,381	2,450,106
Roche Holding AG REG	10,053	3,217,132
Sonova Holding AG REG	3,639	1,310,751
Total Switzerland		9,158,014
Taiwan | 2.0%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	10,660	1,851,322
Total Taiwan		1,851,322

Portfolio of Investments  |  International Equity Fund  |  September 30, 2024  |  (Unaudited)  |
(Continued)
Common Stocks | 96.2% of portfolio (Continued)
	Shares	Value
United States of America | 2.0%
Linde PLC	3,999	$1,906,963
Total United States of America		1,906,963
Total Common Stocks
(Cost $63,384,671)		90,451,606
Money Market Fund | 3.8% of portfolio

State Street Institutional U.S. Government Money Market Fund Premier Class, 4.95% (c)	3,563,572	3,563,572
Total Money Market Fund
(Cost $3,563,572)		3,563,572
Total Investments in Securities
(Cost $66,948,243) | 100.0%		$94,015,178
(a)	Non-income producing.
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $5,029,820 and represents 2.7% of total investments.
(c)	7-day yield at September 30, 2024.
ADR -American Depositary Receipt
PLC -Public Limited Company
A/S -Aktieselskab
SA -Sociedad Anonima or Societe Anonyme
SE -Societas Europaea
REG -Registered Shares
AG -Aktiengesellschaft
NV -Naamloze Vennottschap
GDR -Global Depositary Receipt
AB -Aktiebolag
At September 30, 2024, the cost of investment securities for tax purposes was $66,989,936. Net unrealized appreciation of investment securities was $27,025,242 consisting of unrealized gains of $28,630,817 and unrealized losses of $1,605,575.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

Portfolio of Investments  |  International Equity Fund  |  September 30, 2024  |  (Unaudited)  |
(Continued)
International Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$17,345,364	$73,106,242	$ —	$90,451,606
Money Market Fund	3,563,572	—	—	3,563,572
Total	$20,908,936	$73,106,242	$ —	$94,015,178

Portfolio of Investments
Small-Company Stock Fund  |  September 30, 2024  |  (Unaudited)

Common Stocks | 98.9% of portfolio
	Shares	Value
Consumer Discretionary | 7.2%
Broadline Retail
Savers Value Village, Inc. (a)	149,200	$1,569,584
Hotels, Restaurants & Leisure
Hilton Grand Vacations Inc. (a)	110,400	4,009,728
Household Durables
KB Home	27,200	2,330,768
Leisure Products
Malibu Boats, Inc., Class A (a)	41,800	1,622,258
YETI Holdings, Inc. (a)	82,700	3,393,181
Textiles, Apparel & Luxury Goods
Gildan Activewear Inc.	87,000	4,098,570
Total Consumer Discretionary		17,024,089
Energy | 7.2%
Oil, Gas & Consumable Fuels
Matador Resources Co.	54,700	2,703,274
Northern Oil and Gas, Inc.	154,800	5,481,468
Permian Resources Corp.	226,300	3,079,943
SM Energy Co.	147,400	5,891,578
Total Energy		17,156,263
Financials | 17.7%
Banks
Atlantic Union Bankshares Corp.	129,592	4,881,731
Cadence Bank	136,750	4,355,487
FB Financial Corp.	138,259	6,488,495
Glacier Bancorp, Inc.	104,116	4,758,101
Live Oak Bancshares, Inc.	123,000	5,826,510
Capital Markets
Donnelley Financial Solutions, Inc. (a)	56,900	3,745,727
Consumer Finance
Encore Capital Group, Inc. (a)	116,283	5,496,697
Insurance
Kinsale Capital Group, Inc.	14,226	6,623,199
Total Financials		42,175,947
Health Care | 14.1%
Health Care Equipment & Supplies
Enovis Corp. (a)	67,176	2,891,927
Envista Holdings Corp. (a)	181,600	3,588,416
Globus Medical, Inc. (a)	66,225	4,737,737
Integer Holdings Corp. (a)	60,270	7,835,100
iRhythm Technologies, Inc. (a)	21,300	1,581,312
Lantheus Holdings, Inc. (a)	36,200	3,972,950
STAAR Surgical Co. (a)	61,536	2,286,062
Health Care Providers & Services
AMN Healthcare Services, Inc. (a)	39,087	1,656,898
Life Sciences Tools & Services
Medpace Holdings, Inc. (a)	15,050	5,023,690
Total Health Care		33,574,092
Common Stocks | 98.9% of portfolio (Continued)
	Shares	Value
Industrials | 26.0%
Aerospace & Defense
Triumph Group, Inc. (a)	371,330	$4,786,444
Building Products
Hayward Holdings, Inc. (a)	386,000	5,921,240
Commercial Services & Supplies
OPENLANE, Inc. (a)	114,400	1,931,072
Construction & Engineering
Comfort Systems USA, Inc.	24,288	9,480,821
Electrical Equipment
Atkore Inc.	53,500	4,533,590
Ground Transportation
Werner Enterprises, Inc.	73,333	2,829,920
Machinery
ESAB Corp.	57,176	6,078,381
Federal Signal Corp.	97,594	9,121,135
John Bean Technologies Corp.	34,600	3,408,446
Professional Services
CACI International Inc., Class A (a)	8,371	4,223,672
Trading Companies & Distributors
Applied Industrial Technologies, Inc.	42,526	9,488,826
Total Industrials		61,803,547
Information Technology | 15.9%
Electronic Equipment, Instruments & Components
Advanced Energy Industries, Inc.	63,162	6,647,169
Plexus Corp. (a)	35,600	4,866,876
Semiconductors & Semiconductor Equipment
Axcelis Technologies, Inc. (a)	29,600	3,103,560
Diodes Inc. (a)	59,586	3,818,867
Software
Altair Engineering Inc., Class A (a)	74,377	7,103,747
Descartes Systems Group Inc. (The) (a)	78,670	8,099,863
Q2 Holdings, Inc. (a)	54,000	4,307,580
Total Information Technology		37,947,662
Materials | 7.3%
Chemicals
Avient Corp.	170,627	8,585,951
Construction Materials
Summit Materials, Inc., Class A (a)	225,209	8,789,907
Total Materials		17,375,858
Real Estate | 3.5%
Health Care REITs
Community Healthcare Trust Inc.	78,900	1,432,035

Portfolio of Investments  |  Small-Company Stock Fund  |  September 30, 2024  |  (Unaudited)  |
(Continued)
Common Stocks | 98.9% of portfolio (Continued)
	Shares	Value
Real Estate | 3.5% (Continued)
Office REITs
Easterly Government Properties, Inc.	229,311	$3,114,043
Real Estate Management & Development
DigitalBridge Group, Inc.	275,700	3,895,641
Total Real Estate		8,441,719
Total Common Stocks
(Cost $165,969,602)		235,499,177

Money Market Fund | 1.1% of portfolio
	Shares	Value
State Street Institutional U.S. Government Money Market Fund Premier Class, 4.95% (b)	2,678,015	$2,678,015
Total Money Market Fund
(Cost $2,678,015)		2,678,015
Total Investments in Securities
(Cost $168,647,617) | 100.0%		$238,177,192

(a)	Non-income producing.
(b)	7-day yield at September 30, 2024.
At September 30, 2024, the cost of investment securities for tax purposes was $168,221,428. Net unrealized appreciation of investment securities was $69,955,764 consisting of unrealized gains of $82,354,379 and unrealized losses of $12,398,615.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Small-Company Stock Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$235,499,177	$ —	$ —	$235,499,177
Money Market Fund	2,678,015	—	—	2,678,015
Total	$238,177,192	$ —	$ —	$238,177,192

Appendix
S&P 500 Index Master Portfolio